Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Frontier Funds, Inc.
Entity Central Index Key	0001014913
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Institutional Class
Shareholder Report [Line Items]
Fund Name	Frontier MFG Global Sustainable Fund
Class Name	Institutional Class
Trading Symbol	FMSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Frontier MFG Global Sustainable Fund for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://frontiermutualfunds.com/resources/. You can also request this information by contacting us at 888-825-2100.
Additional Information Phone Number	888-825-2100
Additional Information Website	https://frontiermutualfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$89	0.80%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund  outperformed its benchmark, the MSCI World Index (Net).
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund recorded a positive return for the 12 months ended June 30, 2025, as the US economy was resilient over the past 12 months, and particularly in the second half despite uncertainty unleashed by US trade policy. Although survey-based consumer confidence and ISM releases pointed to expectations of weakening activity ahead through the June quarter, the US labour market remained resilient with the US unemployment rate remaining range-bound at around 4-4.2% over this period. Elsewhere, sentiment was muted with central banks easing amid softening growth and inflation outlook. However, there was no indication of upside risk to growth. In the June quarter, geopolitical tensions flared in the Middle East as Israel conducted pre-emptive strikes on Iran, prompting a relatively short and contained conflict between the two nations. Overall impact on markets and fundamental outlook was limited after markets recovered ground from the response to tariffs and the threat of war in the first quarter.
POSITIONING
Key contributors included Meta, Taiwan Semiconductor (“TSMC”) and Intercontinental Exchange (“ICE”). Meta’s outperformance over the last 12 months has been driven by healthy global advertising demand, strong monetisation momentum, growing capabilities and optionality with generative AI technologies, and continued cost control leading to improved investor sentiment and outlook. TSMC’s high-performance computing business outperformed over the past 12 months, reflecting strong AI demand, and delivering margins above expectations, reflecting pricing power and efficiency. This was partly offset by trade concerns related to tariffs and export restrictions. ICE’s outperformance over the last 12 months has been supported by robust futures and options volumes on elevated market volatility. The Mortgage Technology business is yet to recover meaningfully as long-term US rates remain steady.
Key detractors included UnitedHealth Group, Nestlé and Zimmer Biomet. UnitedHealth was affected by higher-than-anticipated medical care costs due to increased utilisation. This was followed by the resignation of CEO Witty, with Executive Chair and former CEO Hemsley to step in. Nestlé’s business performance disappointed over the past year; management downgraded outlook FY24 guidance, and issued lower FY25 guidance. Nestlé is managing headwinds of higher cost-of-living pressures, elevated commodity prices (coffee beans and cocoa), and turnaround in underperforming parts of its portfolio. Zimmer’s business turnaround has progressed more slowly than expected, contributing to recent share price weakness. The underperformance was most evident in the US Knees segment. Encouragingly, management has responded with a leadership refresh and adjustments to sales representative incentive structures.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/09/2019)
Institutional Class	21.25	12.25	11.44
MSCI World Index (Net)	16.26	14.55	13.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://frontiermutualfunds.com/funds/mfg-global-sustainable/ for more recent performance information.
Net Assets	$ 32,105,097
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$32,105,097
Number of Holdings	27
Net Advisory Fee	$0
Portfolio Turnover	55%

Holdings [Text Block]

Top Sectors	(%)
Information Technology	18.4%
Financials	15.8%
Consumer Staples	15.3%
Consumer Discretionary	14.9%
Communication Services	12.2%
Health Care	8.9%
Utilities	3.7%
Real Estate	3.0%
Industrials	2.4%
Cash & Other	5.4%

Top Issuers	(%)
Microsoft Corp.	8.0%
Amazon.com, Inc.	7.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5%
Meta Platforms, Inc.	5.0%
Nestle SA	4.7%
Alphabet, Inc.	4.7%
Mastercard, Inc.	4.4%
Reckitt Benckiser Group PLC	4.0%
Eversource Energy	3.7%
Yum! Brands, Inc.	3.6%

Top Countries	(%)
United States	63.1%
Switzerland	7.3%
United Kingdom	5.8%
Taiwan, Province of China	5.6%
Netherlands	4.6%
Hong Kong	3.0%
Germany	2.8%
Spain	2.4%
Cash & Other	5.4%

Updated Prospectus Web Address	https://frontiermutualfunds.com/resources/
Service Class
Shareholder Report [Line Items]
Fund Name	Frontier MFG Global Sustainable Fund
Class Name	Service Class
Trading Symbol	FMSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Frontier MFG Global Sustainable Fund for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://frontiermutualfunds.com/resources/. You can also request this information by contacting us at 888-825-2100.
Additional Information Phone Number	888-825-2100
Additional Information Website	https://frontiermutualfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$100	0.90%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund  outperformed its benchmark, the MSCI World Index (Net).
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund recorded a positive return for the 12 months ended June 30, 2025, as the US economy was resilient over the past 12 months, and particularly in the second half despite uncertainty unleashed by US trade policy. Although survey-based consumer confidence and ISM releases pointed to expectations of weakening activity ahead through the June quarter, the US labour market remained resilient with the US unemployment rate remaining range-bound at around 4-4.2% over this period. Elsewhere, sentiment was muted with central banks easing amid softening growth and inflation outlook. However, there was no indication of upside risk to growth. In the June quarter, geopolitical tensions flared in the Middle East as Israel conducted pre-emptive strikes on Iran, prompting a relatively short and contained conflict between the two nations. Overall impact on markets and fundamental outlook was limited after markets recovered ground from the response to tariffs and the threat of war in the first quarter.
POSITIONING
Key contributors included Meta, Taiwan Semiconductor (“TSMC”) and Intercontinental Exchange (“ICE”). Meta’s outperformance over the last 12 months has been driven by healthy global advertising demand, strong monetisation momentum, growing capabilities and optionality with generative AI technologies, and continued cost control leading to improved investor sentiment and outlook. TSMC’s high-performance computing business outperformed over the past 12 months, reflecting strong AI demand, and delivering margins above expectations, reflecting pricing power and efficiency. This was partly offset by trade concerns related to tariffs and export restrictions. ICE’s outperformance over the last 12 months has been supported by robust futures and options volumes on elevated market volatility. The Mortgage Technology business is yet to recover meaningfully as long-term US rates remain steady.
Key detractors included UnitedHealth Group, Nestlé and Zimmer Biomet. UnitedHealth was affected by higher-than-anticipated medical care costs due to increased utilisation. This was followed by the resignation of CEO Witty, with Executive Chair and former CEO Hemsley to step in. Nestlé’s business performance disappointed over the past year; management downgraded outlook FY24 guidance, and issued lower FY25 guidance. Nestlé is managing headwinds of higher cost-of-living pressures, elevated commodity prices (coffee beans and cocoa), and turnaround in underperforming parts of its portfolio. Zimmer’s business turnaround has progressed more slowly than expected, contributing to recent share price weakness. The underperformance was most evident in the US Knees segment. Encouragingly, management has responded with a leadership refresh and adjustments to sales representative incentive structures.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/20/2020)
Service Class	21.13	10.75
MSCI World Index (Net)	16.26	13.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://frontiermutualfunds.com/funds/mfg-global-sustainable/ for more recent performance information.
Net Assets	$ 32,105,097
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$32,105,097
Number of Holdings	27
Net Advisory Fee	$0
Portfolio Turnover	55%

Holdings [Text Block]

Top Sectors	(%)
Information Technology	18.4%
Financials	15.8%
Consumer Staples	15.3%
Consumer Discretionary	14.9%
Communication Services	12.2%
Health Care	8.9%
Utilities	3.7%
Real Estate	3.0%
Industrials	2.4%
Cash & Other	5.4%

Top Issuers	(%)
Microsoft Corp.	8.0%
Amazon.com, Inc.	7.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5%
Meta Platforms, Inc.	5.0%
Nestle SA	4.7%
Alphabet, Inc.	4.7%
Mastercard, Inc.	4.4%
Reckitt Benckiser Group PLC	4.0%
Eversource Energy	3.7%
Yum! Brands, Inc.	3.6%

Top Countries	(%)
United States	63.1%
Switzerland	7.3%
United Kingdom	5.8%
Taiwan, Province of China	5.6%
Netherlands	4.6%
Hong Kong	3.0%
Germany	2.8%
Spain	2.4%
Cash & Other	5.4%

Updated Prospectus Web Address	https://frontiermutualfunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Frontier MFG Core Infrastructure Fund
Class Name	Institutional Class
Trading Symbol	FMGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Frontier MFG Core Infrastructure Fund for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://frontiermutualfunds.com/resources/. You can also request this information by contacting us at 888-825-2100.
Additional Information Phone Number	888-825-2100
Additional Information Website	https://frontiermutualfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$57	0.50%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund slightly underperformed  the S&P Global Infrastructure Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund recorded a positive return in the year to June 2025, as concerns on the potential impact of tariffs on the US and global economies as well as geopolitical tensions in the Middle East stoked market volatility. The uncertain climate continued to support investor demand for high-quality, defensive assets. Markets were volatile, with risk appetite mixed most of the year, experiencing a pronounced slump in the March quarter 2025 and then a rebound in the June quarter 2025, which was impactful for infrastructure.
POSITIONING
Top contributors for the year were TC Energy Corporation, Enbridge and Vinci. Shares in TC Energy, a Canadian energy infrastructure company, rose as robust results from its highly contracted gas transmission assets, disciplined capital deployment and asset sales accelerated the deleveraging of the company’s balance sheet. For Canadian energy infrastructure company Enbridge, robust energy demand and the announcement of a series of highly accretive, capital-light brownfield asset optimisations drove strong share price performance. Shares in French toll road operator Vinci gained as strong traffic volumes supported growth in revenue and earnings throughout the year, while the political situation in France stabilised.
Top detractors included ADP, Macquarie Korea Infrastructure Fund and International Public Partnership. French airport operator Groupe ADP fell despite a solid result as the company guided to higher medium-term capex than the market was expecting. For the Macquarie Korea Infrastructure Fund, slowing economic growth and political instability in the country dragged on the stock. International Public Partnership, a UK-based social infrastructure company, declined on weaker earnings and stock price pressure from rising gilt yields.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	26.24	8.26	7.94
MSCI World Index (Net)	16.26	14.55	10.66
S&P Global Infrastructure Index	27.75	13.12	7.74

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://frontiermutualfunds.com/funds/mfg-core-infrastructure/ for more recent performance information.
Net Assets	$ 87,037,732
Holdings Count | $ / shares	92
Advisory Fees Paid, Amount	$ 528,680
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$87,037,732
Number of Holdings	92
Net Advisory Fee	$528,680
Portfolio Turnover	13%

Holdings [Text Block]

Top Sectors	(%)
Integrated Power	28.4%
Transmission & Distribution	19.5%
Toll Roads	11.8%
Airports	10.0%
Energy Infrastructure	7.9%
Communications	7.8%
Gas Utilities	5.9%
Water Utilities	5.5%
Social	0.9%
Cash & Other	2.3%

Top Issuers	(%)
Ferrovial SE	3.1%
Vinci SA	3.0%
National Grid PLC	3.0%
Aena SME SA	3.0%
Transurban Group	2.9%
TC Energy Corp.	2.9%
Cellnex Telecom SA	2.9%
Enbridge, Inc.	2.8%
Fortis, Inc.	2.6%
Hydro One Ltd.	2.4%

Top Countries	(%)
United States	38.2%
Canada	14.5%
Spain	10.7%
United Kingdom	6.8%
Italy	6.4%
France	5.6%
Australia	4.3%
Mexico	3.1%
New Zealand	1.7%
Cash & Other	8.7%

Updated Prospectus Web Address	https://frontiermutualfunds.com/resources/
Service Class
Shareholder Report [Line Items]
Fund Name	Frontier MFG Core Infrastructure Fund
Class Name	Service Class
Trading Symbol	FCIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Frontier MFG Core Infrastructure Fund for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://frontiermutualfunds.com/resources/. You can also request this information by contacting us at 888-825-2100.
Additional Information Phone Number	888-825-2100
Additional Information Website	https://frontiermutualfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$68	0.60%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund slightly underperformed  the S&P Global Infrastructure Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund recorded a positive return in the year to June 2025, as concerns on the potential impact of tariffs on the US and global economies as well as geopolitical tensions in the Middle East stoked market volatility. The uncertain climate continued to support investor demand for high-quality, defensive assets. Markets were volatile, with risk appetite mixed most of the year, experiencing a pronounced slump in the March quarter 2025 and then a rebound in the June quarter 2025, which was impactful for infrastructure.
POSITIONING
Top contributors for the year were TC Energy Corporation, Enbridge and Vinci. Shares in TC Energy, a Canadian energy infrastructure company, rose as robust results from its highly contracted gas transmission assets, disciplined capital deployment and asset sales accelerated the deleveraging of the company’s balance sheet. For Canadian energy infrastructure company Enbridge, robust energy demand and the announcement of a series of highly accretive, capital-light brownfield asset optimisations drove strong share price performance. Shares in French toll road operator Vinci gained as strong traffic volumes supported growth in revenue and earnings throughout the year, while the political situation in France stabilised.
Top detractors included ADP, Macquarie Korea Infrastructure Fund and International Public Partnership. French airport operator Groupe ADP fell despite a solid result as the company guided to higher medium-term capex than the market was expecting. For the Macquarie Korea Infrastructure Fund, slowing economic growth and political instability in the country dragged on the stock. International Public Partnership, a UK-based social infrastructure company, declined on weaker earnings and stock price pressure from rising gilt yields.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/15/2016)
Service Class	26.08	8.14	6.65
MSCI World Index (Net)	16.26	14.55	11.96
S&P Global Infrastructure Index	27.75	13.12	8.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://frontiermutualfunds.com/funds/mfg-core-infrastructure/ for more recent performance information.
Net Assets	$ 87,037,732
Holdings Count | $ / shares	92
Advisory Fees Paid, Amount	$ 528,680
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$87,037,732
Number of Holdings	92
Net Advisory Fee	$528,680
Portfolio Turnover	13%

Holdings [Text Block]

Top Sectors	(%)
Integrated Power	28.4%
Transmission & Distribution	19.5%
Toll Roads	11.8%
Airports	10.0%
Energy Infrastructure	7.9%
Communications	7.8%
Gas Utilities	5.9%
Water Utilities	5.5%
Social	0.9%
Cash & Other	2.3%

Top Issuers	(%)
Ferrovial SE	3.1%
Vinci SA	3.0%
National Grid PLC	3.0%
Aena SME SA	3.0%
Transurban Group	2.9%
TC Energy Corp.	2.9%
Cellnex Telecom SA	2.9%
Enbridge, Inc.	2.8%
Fortis, Inc.	2.6%
Hydro One Ltd.	2.4%

Top Countries	(%)
United States	38.2%
Canada	14.5%
Spain	10.7%
United Kingdom	6.8%
Italy	6.4%
France	5.6%
Australia	4.3%
Mexico	3.1%
New Zealand	1.7%
Cash & Other	8.7%

Updated Prospectus Web Address	https://frontiermutualfunds.com/resources/